Schedule of Operating Lease Liability (Details)	3 Months Ended	12 Months Ended			15 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Lease Liability
Beginning Balance	$ 62,277	$ 176,607		$ 274,981	$ 176,607
Addition
Interest Expense, Other	1,317	12,696		22,156
Operating Lease, Payments	(32,422)	(129,191)	$ (13,504)	(123,098)
Foreign Currency Transaction Gain (Loss), Unrealized	717	2,165		2,568
Operating Lease, Liability	$ 31,889	$ 62,277		$ 176,607	$ 31,889